ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Shares				Fair Value
	OPEN END FUNDS — 3.5%
	FIXED INCOME - 3.5%
286,672	Fidelity Advisor Floating Rate High Income Fund			$ 2,660,312
422,170	Vanguard High-Yield Corporate Fund, Admiral Class			2,271,273
				4,931,585

	TOTAL OPEN END FUNDS (Cost $5,171,518)			4,931,585

Shares		Spread	Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCKS — 0.4%

	BANKING — 0.4%
23,122	Citigroup, Inc. Series J(b)	TSFR3M + 4.302%	2.4241	03/29/24	602,791

	TOTAL PREFERRED STOCKS (Cost $660,480)			602,791

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 18.1%
	CLO — 16.8%
1,000,000	AMMC CLO XI Ltd. Series 2012-11A CR2(a),(b)	TSFR3M + 2.162%	7.4790	04/30/31	996,633
2,000,000	BlueMountain Fuji US Clo II Ltd. Series 2A C(a),(b)	TSFR3M + 3.262%	8.5790	10/20/30	1,935,787
2,000,000	Cathedral Lake CLO Ltd. Series 2013-1A BR(a),(b)	TSFR3M + 2.562%	7.8760	10/15/29	2,010,668
500,500	Crown Point CLO IV Ltd. Series 2018-4A B(a),(b)	TSFR3M + 1.762%	7.0790	04/20/31	501,231
1,000,000	Denali Capital CLO XI Ltd. Series 2015-1A DR(a),(b)	TSFR3M + 5.872%	11.1890	10/20/28	1,007,007
1,000,000	Dryden 55 CLO Ltd. Series 2018-55A D(a),(b)	TSFR3M + 3.112%	8.4260	04/15/31	973,800
1,671,499	Halcyon Loan Advisors Funding Ltd. Series 2015-2A E(a),(b),(c)	TSFR3M + 5.962%	11.2860	07/25/27	263,514
2,268,715	Halcyon Loan Advisors Funding Ltd. Series 2015-3A D(a),(b),(c)	TSFR3M + 6.212%	11.5100	10/18/27	902,449
2,400,000	Man GLG US CLO Series 2018-1A BR(a),(b)	TSFR3M + 2.232%	7.5490	04/22/30	2,381,653
1,500,000	Mountain View CLO IX Ltd. Series 2015-9A CR(a),(b)	TSFR3M + 3.382%	8.6960	07/15/31	1,429,213
2,000,000	Sound Point CLO II Ltd. Series 2013-1A A3R(a),(b)	TSFR3M + 2.112%	7.4360	01/26/31	1,960,808
520,000	Steele Creek CLO Ltd. Series 2014-1RA B(a),(b)	TSFR3M + 1.762%	7.0790	04/21/31	520,817
2,025,000	Steele Creek CLO Ltd. Series 2014-1RA D(a),(b)	TSFR3M + 3.062%	8.3790	04/21/31	1,943,033
1,000,000	Venture XV CLO Ltd. Series 2013-15A DR2(a),(b)	TSFR3M + 4.182%	9.4960	07/15/32	956,115
2,750,000	Voya CLO Ltd. Series 2018-1A C(a),(b)	TSFR3M + 2.862%	8.1710	04/19/31	2,716,051
1,350,000	Webster Park CLO Ltd. Series 2015-1A DR(a),(b)	TSFR3M + 5.762%	11.0790	07/20/30	1,319,539

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 18.1% (Continued)
	CLO — 16.8% (Continued)
2,000,000	Zais Matrix CDO I Series 2022-18A D1(a),(b)	TSFR3M + 4.670%	9.9950	01/25/35	$ 1,967,408
					$23,785,726
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
123,039	Alternative Loan Trust Series 2004-35T2 A4(d)		6.0000	02/25/35	18,559
4,024	Banc of America Mortgage Trust Series 2004-A 2A4(b)		4.7940	02/25/34	3,913
6,483,402	BCAP, LLC Trust Series 2007-AA2 21IO(b),(d)		0.4230	04/25/37	75,956
7,172	Bear Stearns ARM Trust Series 2003-4 3A1(b)		5.4710	07/25/33	6,766
5,717	Bear Stearns Asset Backed Securities Trust Series 2003-AC5 A2(e)		5.5000	10/25/33	5,650
3,504	Chase Mortgage Finance Trust Series Series 2007-A1 7A1(b)		5.4580	02/25/37	3,456
21,817	CHL Mortgage Pass-Through Trust Series 2004-7 3A1(b)		4.3500	05/25/34	20,496
7,099	Citigroup Global Markets Mortgage Securities VII, Inc. Series 2003-1 A2(a)		6.0000	09/25/33	4,368
3,073	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-4 7AR2(b)	TSFR1M + 0.564%	5.9000	06/25/34	2,792
91,529	GSR Mortgage Loan Trust Series 2004-2F 7A2(b),(d)	TSFR1M + 7.536%	2.2000	01/25/34	1,928
7,097	GSR Mortgage Loan Trust Series 2004-6F 2A6		5.5000	05/25/34	6,929
13,972	Impac CMB Trust Series 2004-4 1M3(b)	TSFR1M + 1.014%	6.3500	09/25/34	13,684
24,283	Impac CMB Trust Series 2004-6 M1(b)	TSFR1M + 1.034%	6.2750	10/25/34	23,064
3,213	Impac CMB Trust Series 2004-5 1A3(b)	TSFR1M + 0.939%	6.3700	10/25/34	3,161
22,447	JP Morgan Mortgage Trust Series 2005-A1 3A5(b)		4.9670	02/25/35	20,677
13,366	MASTR Alternative Loan Trust Series 2003-7 6A1		6.5000	12/25/33	13,716
482,828	MASTR Alternative Loan Trust Series 2007-HF1 4AX(d)		7.0000	10/25/47	102,358
4,144	Morgan Stanley Mortgage Loan Trust Series 2004-7AR 2A6(b)		5.7760	09/25/34	4,048
8,135	Morgan Stanley Mortgage Loan Trust Series 2004-10AR 4A(b)		6.1280	11/25/34	7,451
26	Structured Asset Securities Corporation Series 1995-2B 2A(b)		6.1770	09/25/26	26
59,092	Wilshire Funding Corporation Series 1997-WFC1 M3(b)		7.2500	08/25/27	56,992
					395,990
	HOME EQUITY — 0.6%
30,197	Aames Mortgage Trust Mortgage Pass Through Certs Series 2001-1 M2(e)		8.0880	06/25/31	30,120
15,445	AFC Trust Series 2000-1 1A(b)	TSFR1M + 0.844%	6.1800	03/25/30	14,697
201	Ameriquest Mortgage Securities Asset-Backed Pass-Through Ctfs Series 2003-11 AF6(e)		5.4200	12/25/33	276
29,575	Asset Backed Securities Corporation Home Equity Loan Trust Series 2003-HE6 M2(b)	TSFR1M + 2.589%	7.9250	11/25/33	33,158
49,743	Bear Stearns Asset Backed Securities I Trust Series 2004-HE7 M4(b)	TSFR1M + 2.814%	8.1500	08/25/34	46,780
62,130	Bear Stearns Asset Backed Securities I Trust Series 2004-FR3 M3(b)	TSFR1M + 2.221%	5.4640	09/25/34	57,492

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 18.1% (Continued)
	HOME EQUITY — 0.6% (Continued)
135,000	Bear Stearns Asset Backed Securities I Trust Series 2004-BO1 M9B(b)	TSFR1M + 6.114%	11.4500	10/25/34	$ 142,374
15,591	Bear Stearns Asset Backed Securities Trust Series 2003-ABF1 A(b)	TSFR1M + 0.854%	6.1900	01/25/34	15,032
155,469	CDC Mortgage Capital Trust Series 2004-HE1 M2(b)	TSFR1M + 1.914%	7.2500	06/25/34	154,531
105,113	CDC Mortgage Capital Trust Series 2004-HE3 M2(b)	TSFR1M + 1.914%	6.5110	11/25/34	101,905
28,752	Credit Suisse First Boston Mortgage Securities Corporation Series 2001-HE8 A1(e)		6.9900	02/25/31	27,982
3,031	GSAA Trust Series 2005-1 M1(e)		5.2950	11/25/34	3,012
3,845	Meritage Mortgage Loan Trust Series 2003-1 M2(b)	TSFR1M + 2.439%	7.7750	11/25/33	3,671
28,884	Meritage Mortgage Loan Trust Series 2003-1 M3(b)	TSFR1M + 2.814%	8.1500	11/25/33	26,840
17,020	Merrill Lynch Mortgage Investors Trust Series 2003-OPT1 M2(b)	TSFR1M + 2.289%	7.6250	07/25/34	13,815
22,183	New Century Home Equity Loan Trust Series 2003-A M1(a),(b)	TSFR1M + 1.239%	3.6390	10/25/33	22,550
1,843	NovaStar Mortgage Funding Trust Series 2004-1 M5(b)	TSFR1M + 1.689%	7.0250	06/25/34	1,765
11,597	Option One Mortgage Loan Trust Series 2003-5 A2(b)	TSFR1M + 0.754%	6.0900	08/25/33	11,359
76,674	RASC Series Trust Series 2003-KS4 MI1(e)		4.6100	06/25/33	74,636
11,440	Saxon Asset Securities Trust Series 2003-3 M2(b)	TSFR1M + 2.514%	4.0470	12/25/33	10,220
47,506	Terwin Mortgage Trust Series TMTS Series 2003-2HE M2(b)	TSFR1M + 2.264%	8.6750	07/25/34	55,007
					847,222
	MANUFACTURED HOUSING — 0.0%(f)
4,700	Conseco Finance Corporation Series 1997-1 M1(b)		7.2200	03/15/28	4,710

	RESIDENTIAL MORTGAGE — 0.4%
39,935	Countrywide Asset-Backed Certificates Series 2004-3 3A4(b)	TSFR1M + 0.614%	5.9500	08/25/34	40,210
87,399	Credit-Based Asset Servicing and Securitization, LLC Series 2004-CB3 B1(b)	TSFR1M + 2.889%	3.3960	03/25/34	96,403
98,308	Credit-Based Asset Servicing and Securitization, LLC Series 2004-CB6 M2(b)	TSFR1M + 1.839%	5.0850	07/25/35	91,333
31,524	CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6 2A4(b)	TSFR1M + 1.014%	6.3500	11/25/34	30,396
21,837	CWABS, Inc. Asset-Backed Certificates Trust Series 2A3 2A3(b)	TSFR1M + 1.314%	6.6500	11/25/34	21,333
14,208	Equity One Mortgage Pass-Through Trust Series 2002-5 M1(e)		5.8030	11/25/32	13,901
12,884	First Franklin Mortgage Loan Trust Series 2002-FF1 1A2(b)	TSFR1M + 1.239%	6.2170	04/25/32	12,915
14,313	Long Beach Mortgage Loan Trust Series 2003-2 M2(b)	TSFR1M + 2.964%	8.3000	06/25/33	15,573
48,098	Morgan Stanley A.B.S Capital I, Inc. Trust Series 2004-NC7 M4(b)	TSFR1M + 1.839%	7.1750	07/25/34	48,592
109,279	Structured Asset Securities Corporation Series 2005-WF1 M7(b)	TSFR1M + 2.019%	7.3550	02/25/35	109,607
143,305	Structured Asset Securities Corporation Series 2005-WF1 M8(b)	TSFR1M + 2.169%	7.5050	02/25/35	141,982

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 18.1% (Continued)
	RESIDENTIAL MORTGAGE — 0.4% (Continued)
					$ 622,245
	TOTAL ASSET BACKED SECURITIES (Cost $28,601,078)				25,655,893

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 7.2%
	COLLATERALIZED MORTGAGE OBLIGATIONS — 7.2%
123,690	Fannie Mae Interest Strip(d)		5.5000	08/25/35	20,420
308,046	Fannie Mae Interest Strip Series 384 2(d)		4.5000	07/25/37	39,830
415,036	Fannie Mae Interest Strip Series 385 3(d)		5.0000	01/25/38	69,065
1,037,718	Fannie Mae Interest Strip Series 407 40(d)		6.0000	01/25/38	200,177
254,679	Fannie Mae Interest Strip Series 418 141(b),(d)		5.5000	05/25/39	42,555
283,666	Fannie Mae Interest Strip Series 418 147(b),(d)		6.0000	05/25/39	49,264
116,144	Fannie Mae Interest Strip Series 409 80(b),(d)		4.5000	11/25/39	23,732
493,664	Fannie Mae Interest Strip Series 408 9(b),(d)		4.5000	10/25/40	93,872
323,477	Fannie Mae Interest Strip Series 409 83(b),(d)		4.5000	11/25/40	54,256
1,260,118	Fannie Mae Interest Strip Series 406 15(d)		5.0000	12/25/40	290,021
210,800	Fannie Mae Interest Strip Series 409 C13(d)		3.5000	11/25/41	31,973
144,237	Fannie Mae Interest Strip Series 409 64(b),(d)		4.0000	11/25/41	23,889
179,606	Fannie Mae Interest Strip Series 413 126(b),(d)		4.0000	07/25/42	29,594
182,173	Fannie Mae Interest Strip Series 413 177(b),(d)		4.5000	07/25/42	33,787
378,819	Fannie Mae Interest Strip Series 413 155(b),(d)		4.5000	07/25/42	71,591
959,700	Fannie Mae Interest Strip Series 417 C24(d)		3.5000	12/25/42	125,059
397,129	Fannie Mae Interest Strip Series 419 C3(d)		3.0000	11/25/43	56,364
522,096	Fannie Mae Interest Strip Series 426 292(b),(d)		3.5000	08/25/51	86,010
372,965	Fannie Mae REMICS Series 2004-70 XJ(b),(d)		5.0000	10/25/34	58,574
566,707	Fannie Mae REMICS Series 2006-109 SG(b),(d)	SOFR30A + 6.516%	1.1710	11/25/36	45,570
231,094	Fannie Mae REMICS Series 2007-39 AI(b),(d)	SOFR30A + 6.006%	0.6610	05/25/37	18,604
164,817	Fannie Mae REMICS Series 2007-92 SK(b),(d)	SOFR30A + 6.336%	0.9910	09/25/37	16,663
177,990	Fannie Mae REMICS Series 2007-112 SA(b),(d)	SOFR30A + 6.336%	0.9910	12/25/37	19,690
117,767	Fannie Mae REMICS Series 2009-31 PI(d)		5.0000	11/25/38	5,050
455,966	Fannie Mae REMICS Series 2009-101 MI(d)		6.0000	12/25/39	50,780
477,706	Fannie Mae REMICS Series 2009-113 XI(b),(d)		5.0000	01/25/40	80,503
627,226	Fannie Mae REMICS Series 2010-150 SP(b),(d)	SOFR30A + 6.486%	1.1410	10/25/40	56,949

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 7.2% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 7.2% (Continued)
1,886,562	Fannie Mae REMICS Series 2011-149 MS(b),(d)	SOFR30A + 5.886%	0.5410	11/25/41	$ 84,011
137,946	Fannie Mae REMICS Series 2012-84 KI(b),(d)	SOFR30A + 6.000%	6.0000	08/25/42	21,836
168,581	Fannie Mae REMICS Series 2013-10 SJ(b),(d)	SOFR30A + 6.036%	0.6910	02/25/43	16,834
502,906	Fannie Mae REMICS Series 2014-68 IB(d)		4.5000	02/25/43	48,929
135,054	Fannie Mae REMICS Series 2015-16 IN(d)		4.5000	09/25/43	6,089
1,251,701	Fannie Mae REMICS Series 2013-103 JS(b),(d)	SOFR30A + 5.886%	0.5410	10/25/43	113,303
160,763	Fannie Mae REMICS Series 2015-22 BS(b),(d)	SOFR30A + 6.036%	4.5980	04/25/45	19,611
7,691,982	Fannie Mae REMICS Series 2015-40 LT(b),(d)	SOFR30A + 6.086%	0.0300	06/25/45	12,300
2,308,181	Fannie Mae REMICS Series 2015-34 HI(d)		6.0000	06/25/45	537,158
86,841	Fannie Mae REMICS Series 2017-78 KI(d)		3.5000	10/25/47	13,493
90,660	Fannie Mae REMICS Series 2018-37 CI(d)		4.0000	10/25/47	3,488
1,132,176	Fannie Mae REMICS Series 2017-97 SW(b),(d)	SOFR30A + 6.086%	0.7410	12/25/47	145,218
334,278	Fannie Mae REMICS Series 2017-99 DI(d)		3.5000	12/25/47	44,178
182,212	Fannie Mae REMICS Series 2018-2 LI(d)		3.5000	12/25/47	18,210
312,357	Fannie Mae REMICS Series 2018-31 IO(d)		4.5000	12/25/47	49,957
1,099,583	Fannie Mae REMICS Series 2018-16 MI(d)		4.0000	03/25/48	220,889
222,443	Fannie Mae REMICS Series 2018-34 CI(d)		4.0000	05/25/48	37,739
272,529	Fannie Mae REMICS Series 2018-35 KI(d)		4.0000	05/25/48	46,399
1,252,836	Fannie Mae REMICS Series 2018-54 SA(b),(d)	SOFR30A + 6.136%	0.7910	08/25/48	118,617
462,110	Fannie Mae REMICS Series 2018-74 MI(d)		4.5000	10/25/48	89,403
621,001	Fannie Mae REMICS Series 2019-44 IC(d)		3.5000	08/25/49	92,766
235,928	Fannie Mae REMICS Series 2021-27 GI(d)		4.5000	05/25/51	53,034
1,093,910	Fannie Mae REMICS Series 2020-10 S(b),(d)	SOFR30A + 5.936%	0.5910	05/25/59	132,902
20,777	Freddie Mac REMICS Series 2433 SA(b)	SOFR30A + 20.632%	6.7330	02/15/32	23,381
963,051	Freddie Mac REMICS Series 5112 IB(d)		6.5000	05/15/32	124,659
31,480	Freddie Mac REMICS Series 4325 GI(d)		3.5000	04/15/33	451
224,238	Freddie Mac REMICS Series 4394 BI(d)		5.5000	07/15/37	32,044
106,724	Freddie Mac REMICS Series 4419 EI(d)		6.0000	10/15/37	10,926
3,722,369	Freddie Mac REMICS Series 4669 TI(b),(d)	SOFR30A + 5.986%	0.1000	09/15/40	8,080
82,365	Freddie Mac REMICS Series 3772 SA(b)	SOFR30A + 14.567%	–	12/15/40	69,728
651,555	Freddie Mac REMICS Series 3935 SH(b),(d)	SOFR30A + 6.486%	1.1400	12/15/40	18,414
92,639	Freddie Mac REMICS Series 4493 HI(d)		3.0000	06/15/41	1,280
187,658	Freddie Mac REMICS Series 4076 SW(b),(d)	SOFR30A + 5.936%	0.5900	07/15/42	21,897

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 7.2% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 7.2% (Continued)
102,250	Freddie Mac REMICS Series 4139 PO(g)		–	08/15/42	$ 66,735
250,548	Freddie Mac REMICS Series 4091 ES(b),(d)	SOFR30A + 6.436%	1.0900	08/15/42	32,238
509,958	Freddie Mac REMICS Series 4197 IG(d)		4.0000	04/15/43	66,821
46,447	Freddie Mac REMICS Series 4558 DI(d)		3.5000	07/15/43	292
10,613,202	Freddie Mac REMICS Series 4765 SI(b),(d)		0.2080	08/15/44	96,823
313,095	Freddie Mac REMICS Series 4416 DS(b),(d)	SOFR30A + 5.986%	0.6400	12/15/44	34,350
275,695	Freddie Mac REMICS Series 4480 IN(d)		4.0000	03/15/45	34,376
308,860	Freddie Mac REMICS Series 4473 AS(b),(d)	SOFR30A + 5.486%	0.1400	05/15/45	27,545
109,026	Freddie Mac REMICS Series 4591 QI(d)		3.5000	04/15/46	15,727
817,638	Freddie Mac REMICS Series 4583 ST(b),(d)	SOFR30A + 5.886%	0.5400	05/15/46	85,252
719,698	Freddie Mac REMICS Series 4699 NI(d)		4.0000	12/15/46	94,335
201,693	Freddie Mac REMICS Series 4792 AI(d)		4.0000	05/15/48	31,232
1,120,099	Freddie Mac REMICS Series 4827 BI(d)		4.5000	09/15/48	186,472
373,003	Freddie Mac REMICS Series 5093 NI(d)		4.0000	08/25/49	76,005
845,540	Freddie Mac REMICS Series 5022 IO(d)		3.0000	09/25/50	139,254
476,985	Freddie Mac REMICS Series 5023 MI(d)		3.0000	10/25/50	77,183
323,472	Freddie Mac REMICS Series 5082 HI(d)		3.0000	03/25/51	35,640
492,274	Freddie Mac REMICS Series 5086 IW(d)		3.0000	03/25/51	68,749
945,479	Freddie Mac REMICS Series 5086 HI(d)		4.5000	03/25/51	171,646
1,354,807	Freddie Mac REMICS Series 5174 NI(d)		3.5000	12/25/51	245,414
335,068	Freddie Mac REMICS Series 4291 MS(b),(d)	SOFR30A + 5.786%	0.4400	01/15/54	28,026
52,511	Freddie Mac Strips Series 202 IO(d)		6.5000	04/01/29	6,078
547,478	Freddie Mac Strips Series 256 50(d)		5.0000	06/15/38	74,527
193,196	Freddie Mac Strips Series 303 181(b),(d)		4.5000	12/15/39	24,227
192,057	Freddie Mac Strips Series 303 175(b),(d)		4.5000	12/15/40	27,235
269,427	Freddie Mac Strips Series 303 141(b),(d)		4.5000	01/15/43	43,526
553,755	Freddie Mac Strips Series 324 C24(d)		5.0000	12/15/43	118,686
620,572	Freddie Mac Strips Series 365 C10(d)		3.5000	06/15/49	110,895
25,948	Government National Mortgage Association Series 2011-157 AI(d)		4.0000	12/16/26	648
582,937	Government National Mortgage Association Series 2021-78 QI(d)		5.0000	05/20/34	58,172
2,681,786	Government National Mortgage Association Series 2009-87 IW(b),(d)	TSFR1M + 6.736%	1.3990	07/20/34	118,702
6,872,212	Government National Mortgage Association Series 2014-94 JI(b),(d)	TSFR1M + 6.586%	0.1500	09/16/34	39,815
768,339	Government National Mortgage Association Series 2007-26 SD(b),(d)	TSFR1M + 6.686%	1.3480	05/16/37	81,637
4,674,224	Government National Mortgage Association Series 2017-60 SA(b),(d)	TSFR1M + 6.576%	1.2390	10/20/37	264,127

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 7.2% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 7.2% (Continued)
1,407,661	Government National Mortgage Association Series 2008-60 SH(b),(d)	TSFR1M + 6.036%	0.6980	07/16/38	$ 39,622
871,789	Government National Mortgage Association Series 2017-88 IB(d)		5.5000	02/20/39	131,762
375,828	Government National Mortgage Association Series 2009-61 AS(b),(d)	TSFR1M + 5.986%	0.6490	03/20/39	4,977
740,783	Government National Mortgage Association Series 2009-69 IV(d)		5.5000	08/20/39	106,551
2,418,783	Government National Mortgage Association Series 2010-29 SA(b),(d)	TSFR1M + 6.436%	1.0990	10/20/39	273,482
308,413	Government National Mortgage Association Series 2013-90 AI(d)		3.5000	10/20/39	8,723
739,599	Government National Mortgage Association Series 2017-60 SU(b),(d)	TSFR1M + 6.286%	0.9480	01/16/40	62,840
877,495	Government National Mortgage Association Series 2013-20 IM(d)		5.0000	04/20/40	144,118
1,258,712	Government National Mortgage Association Series 2017-160 TI(b),(d)		0.5000	06/20/40	20,585
1,101,097	Government National Mortgage Association Series 2010-133 SB(b),(d)	TSFR1M + 5.906%	0.5680	10/16/40	119,268
210,009	Government National Mortgage Association Series 2019-22 HI(d)		5.0000	10/16/40	27,903
2,010,453	Government National Mortgage Association Series 2010-166 SA(b),(d)	TSFR1M + 5.936%	0.5980	12/16/40	192,680
297,624	Government National Mortgage Association Series 2012-69 QI(d)		4.0000	03/16/41	35,225
224,021	Government National Mortgage Association Series 2011-68 EI(d)		6.0000	04/20/41	27,911
179,115	Government National Mortgage Association Series 2013-75 GI(d)		3.0000	06/20/41	1,602
574,672	Government National Mortgage Association Series 2015-44 AI(d)		3.0000	08/20/41	6,448
268,610	Government National Mortgage Association Series 2012-108 PS(b),(d)	TSFR1M + 6.636%	1.2980	03/16/42	29,728
1,083,646	Government National Mortgage Association Series 2013-4 ID(d)		5.5000	05/16/42	208,763
197,863	Government National Mortgage Association Series 2012-149 GI(d)		5.0000	07/20/42	20,305
379,495	Government National Mortgage Association Series 2012-98 HS(b),(d)	TSFR1M + 5.885%	0.5490	08/20/42	38,492
886,837	Government National Mortgage Association Series 2012-126 IO(d)		3.5000	10/20/42	136,702
462,772	Government National Mortgage Association Series 2012-140 IC(d)		3.5000	11/20/42	69,811
268,481	Government National Mortgage Association Series 2012-149 CS(b),(d)	TSFR1M + 6.086%	0.7490	12/20/42	17,945
77,891	Government National Mortgage Association Series 2013-5 BI(d)		3.5000	01/20/43	12,926
380,034	Government National Mortgage Association Series 2013-20 KI(d)		5.0000	01/20/43	57,414
1,205,996	Government National Mortgage Association Series 2013-144 AS(b),(d)	TSFR1M + 6.636%	1.2990	03/20/43	13,134
392,294	Government National Mortgage Association Series 2013-82 IG(d)		3.5000	05/20/43	59,047
78,074	Government National Mortgage Association Series 2013-103 DS(b),(d)	TSFR1M + 6.036%	0.6990	07/20/43	8,113
356,779	Government National Mortgage Association Series 2013-189 PS(b),(d)	TSFR1M + 6.036%	0.6990	07/20/43	27,832
592,893	Government National Mortgage Association Series 2019-22 EI(b),(d)		1.0000	07/20/43	13,330
687,411	Government National Mortgage Association Series 2013-122 SB(b),(d)	TSFR1M + 5.986%	0.6480	08/16/43	74,025
9,892,890	Government National Mortgage Association Series 2019-21 SI(b),(d)		0.2650	10/20/43	78,748
246,666	Government National Mortgage Association Series 2014-132 SL(b),(d)	TSFR1M + 5.986%	0.6490	10/20/43	12,918
160,142	Government National Mortgage Association Series 2013-181 SA(b),(d)	TSFR1M + 5.986%	0.6490	11/20/43	19,126

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 7.2% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 7.2% (Continued)
345,338	Government National Mortgage Association Series 2014-91 SB(b),(d)	TSFR1M + 5.486%	0.1480	06/16/44	$ 31,907
108,281	Government National Mortgage Association Series 2014-133 BS(b),(d)	TSFR1M + 5.486%	0.1490	09/20/44	9,788
542,522	Government National Mortgage Association Series 2019-22 SA(b),(d)	TSFR1M + 5.486%	0.1490	02/20/45	59,266
165,096	Government National Mortgage Association Series 2017-99 DI(d)		4.0000	07/20/45	11,091
559,696	Government National Mortgage Association Series 2017-112 KI(d)		4.5000	08/20/45	67,397
684,152	Government National Mortgage Association Series 2016-163 KI(d)		6.0000	08/20/45	74,883
387,154	Government National Mortgage Association Series 2017-130 LI(d)		4.5000	10/16/45	34,467
2,263,711	Government National Mortgage Association Series 2019-22 CI(b),(d)	TSFR1M + 30.678%	1.0000	10/20/45	135,475
299,785	Government National Mortgage Association Series 2015-179 GS(b),(d)	TSFR1M + 6.636%	1.2990	12/20/45	40,731
104,795	Government National Mortgage Association Series 2016-54 PI(d)		3.0000	04/20/46	10,857
315,694	Government National Mortgage Association Series 2016-46 IO(d)		3.5000	04/20/46	44,639
89,118	Government National Mortgage Association Series 2017-101 ID(d)		4.5000	04/20/46	7,392
190,485	Government National Mortgage Association Series 2016-81 IO(d)		4.0000	06/20/46	35,462
944,292	Government National Mortgage Association Series 2016-121 JS(b),(d)	TSFR1M + 5.986%	0.6490	09/20/46	95,146
325,806	Government National Mortgage Association Series 2016-116 IJ(d)		3.5000	09/20/46	36,003
176,392	Government National Mortgage Association Series 2019-11 MI(d)		5.0000	11/20/46	12,315
178,714	Government National Mortgage Association Series 2017-114 CI(d)		3.5000	03/20/47	14,634
13,015	Government National Mortgage Association Series 2017-141 ID(d)		3.5000	07/20/47	1,404
345,436	Government National Mortgage Association Series 2018-18 BI(d)		4.0000	11/20/47	33,215
843,190	Government National Mortgage Association Series 2017-179 KS(b),(d)	TSFR1M + 6.086%	0.7490	12/20/47	101,270
140,209	Government National Mortgage Association Series 2017-179 WI(d)		5.0000	12/20/47	26,615
323,831	Government National Mortgage Association Series 2018-1 IP(d)		3.5000	01/20/48	35,638
19,804,410	Government National Mortgage Association Series 2020-86 TK(b),(d)	TSFR1M + 6.086%	0.1500	08/20/48	102,520
188,198	Government National Mortgage Association Series 2018-120 JI(d)		5.5000	09/20/48	27,522
271,275	Government National Mortgage Association Series 2018-154 IT(d)		5.5000	10/20/48	49,922
478,160	Government National Mortgage Association Series 2019-6 SA(b),(d)	TSFR1M + 5.936%	0.5990	01/20/49	48,596
264,432	Government National Mortgage Association Series 2019-18 CS(b),(d)	TSFR1M + 5.936%	0.5990	02/20/49	18,250
1,030,164	Government National Mortgage Association Series 2020-47 MI(d)		3.5000	04/20/50	174,715
433,176	Government National Mortgage Association Series 2020-127 IN(d)		2.5000	08/20/50	58,912
686,327	Government National Mortgage Association Series 2020-167 NS(b),(d)	TSFR1M + 6.186%	0.8490	11/20/50	101,233
2,608,259	Government National Mortgage Association Series 2019-H16 CI(b),(d)		–	10/20/69	100,512
					10,217,289
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $22,505,415)				10,217,289

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 52.0%
	AEROSPACE & DEFENSE — 0.2%
286,000	Howmet Aerospace, Inc.		5.1250	10/01/24	$ 285,091

	ASSET MANAGEMENT — 4.2%
1,000,000	Ares Capital Corporation		4.2500	03/01/25	982,116
600,000	Blackstone Secured Lending Fund		3.6250	01/15/26	575,455
750,000	Charles Schwab Corporation (The)		3.7500	04/01/24	747,508
1,301,000	FS KKR Capital Corporation		4.1250	02/01/25	1,275,917
1,662,000	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corporation		4.7500	09/15/24	1,653,299
700,000	Nuveen Finance, LLC(a)		4.1250	11/01/24	691,348
					5,925,643

	AUTOMOTIVE — 5.7%
1,655,000	Ford Motor Credit Company, LLC		5.5840	03/18/24	1,654,529
750,000	Ford Motor Credit Company, LLC		2.3000	02/10/25	724,480
300,000	Ford Motor Credit Company, LLC		6.8500	05/20/25	301,033
400,000	Ford Motor Credit Company, LLC		4.6870	06/09/25	394,457
1,650,000	Ford Motor Credit Company, LLC		5.1250	06/16/25	1,636,344
200,000	Ford Motor Credit Company, LLC		6.8500	06/20/25	199,870
1,435,000	Ford Motor Credit Company, LLC		3.3750	11/13/25	1,377,634
800,000	General Motors Financial Company, Inc.		1.2000	10/15/24	776,740
1,000,000	Nissan Motor Acceptance Company, LLC(a)		1.1250	09/16/24	970,656
					8,035,743

	BANKING — 16.9%
250,000	Bank of America Corporation MTN(b)	SOFRRATE + 0.410%	5.7550	06/14/24	249,905
550,000	Bank of America Corporation		4.0000	01/22/25	543,024
500,000	Bank of Montreal(e)		1.5000	06/26/24	492,037
500,000	Bank of Montreal		5.1000	01/31/25	496,638
650,000	Barclays plc		3.6500	03/16/25	637,904
1,500,000	BNP Paribas S.A.		4.2500	10/15/24	1,485,486
600,000	BNP Paribas S.A.(a)		4.3750	09/28/25	590,832
1,500,000	BPCE S.A.(a)		5.1500	07/21/24	1,492,162
1,382,000	BPCE S.A.(a)		4.5000	03/15/25	1,360,612
500,000	Citigroup, Inc.(b)	SOFRRATE + 0.686%	0.7760	10/30/24	500,832

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 52.0% (Continued)
	BANKING — 16.9% (Continued)
500,000	Citizens Financial Group, Inc.		3.7500	07/01/24	$ 492,465
1,605,000	Credit Agricole S.A.(a)		4.3750	03/17/25	1,583,423
750,000	Credit Suisse A.G.		4.7500	08/09/24	746,217
500,000	Deutsche Bank A.G.		3.7000	05/30/24	497,627
823,000	Deutsche Bank A.G.		4.5000	04/01/25	810,216
1,000,000	Discover Bank		2.4500	09/12/24	980,407
3,704,000	First Citizens BancShares, Inc.(a),(b)	TSFR3M + 4.234%	9.6180	Perpetual	3,794,604
1,000,000	Huntington National Bank (The)(b)	SOFRRATE + 1.205%	4.0080	05/16/25	991,074
750,000	JPMorgan Chase & Company		3.8750	09/10/24	743,239
277,000	JPMorgan Chase & Company(b)	SOFRRATE + 0.420%	0.5630	02/16/25	276,379
500,000	KeyBank NA(b)	SOFRINDX + 0.320%	5.6650	06/14/24	496,988
750,000	KeyCorporation(b)	SOFRINDX + 1.250%	3.8780	05/23/25	743,736
750,000	Lloyds Banking Group plc		4.5000	11/04/24	741,733
500,000	Manufacturers & Traders Trust Company		2.9000	02/06/25	487,073
750,000	Natwest Group plc(b)	US0003M + 1.762%	4.2690	03/22/25	748,215
515,000	NatWest Markets plc(a)		0.8000	08/12/24	502,620
300,000	PNC Bank NA		3.8750	04/10/25	295,066
1,200,000	Societe Generale S.A.(a)		4.2500	04/14/25	1,179,003
					23,959,517
	BIOTECH & PHARMA — 1.1%
900,000	Teva Pharmaceutical Finance Netherlands III BV		6.0000	04/15/24	898,875
625,000	Teva Pharmaceutical Finance Netherlands III BV		7.1250	01/31/25	630,009
					1,528,884
	ELECTRIC UTILITIES — 2.5%
500,000	Arizona Public Service Company		3.3500	06/15/24	495,238
500,000	EDP Finance BV(a)		3.6250	07/15/24	494,831
500,000	Enel Finance International N.V.(a)		2.6500	09/10/24	491,025
376,000	FirstEnergy Corporation		2.0500	03/01/25	361,210
625,000	FirstEnergy Transmission, LLC(a)		4.3500	01/15/25	616,844
387,000	Pennsylvania Electric Company(a)		4.1500	04/15/25	380,109
750,000	Public Service Enterprise Group, Inc.		2.8750	06/15/24	741,999
					3,581,256

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 52.0% (Continued)
	FOOD — 0.3%
500,000	Mondelez International Holdings Netherlands BV(a)		2.2500	09/19/24	$ 489,917

	FORESTRY, PAPER & WOOD PRODUCTS — 0.5%
775,000	Carter Holt Harvey Ltd.(c)		9.5000	12/01/24	774,512

	HEALTH CARE FACILITIES & SERVICES — 0.2%
225,000	Laboratory Corp of America Holdings		3.2500	09/01/24	221,995

	HOUSEHOLD PRODUCTS — 0.4%
590,000	Haleon US Capital, LLC		3.0240	03/24/24	587,737

	INSTITUTIONAL FINANCIAL SERVICES — 2.3%
2,025,000	Bank of New York Mellon Corporation (The) Series H(b)	H15T5Y + 3.352%	3.7000	Perpetual	1,916,107
750,000	Goldman Sachs Group, Inc. (The)(b)	SOFRRATE + 0.486%	0.9250	10/21/24	749,913
600,000	Morgan Stanley(b)	SOFRRATE + 0.509%	0.7910	01/22/25	599,848
					3,265,868

	INSURANCE — 0.8%
580,000	Athene Global Funding(a)		2.5000	01/14/25	563,598
506,000	Kemper Corporation		4.3500	02/15/25	498,997
					1,062,595

	OIL & GAS PRODUCERS — 2.0%
500,000	Devon Energy Corporation(a)		5.2500	09/15/24	499,384
750,000	EQT Corporation		7.8750	02/01/25	752,953
800,000	Occidental Petroleum Corporation		2.9000	08/15/24	788,004
780,000	Plains All American Pipeline, L.P. / PAA Finance		3.6000	11/01/24	768,418
					2,808,759
	REAL ESTATE INVESTMENT TRUSTS — 4.0%
250,000	American Tower Corporation		3.3750	05/15/24	248,415
200,000	American Tower Corporation		2.4000	03/15/25	193,855
575,000	Crown Castle International Corporation		3.2000	09/01/24	567,033
1,000,000	GLP Capital, L.P. / GLP Financing II, Inc.		3.3500	09/01/24	984,654
500,000	GLP Capital, L.P. / GLP Financing II, Inc.		5.2500	06/01/25	498,257
516,000	Host Hotels & Resorts, L.P.		3.8750	04/01/24	514,448

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 52.0% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 4.0% (Continued)
500,000	Office Properties Income Trust		4.2500	05/15/24	$ 492,006
429,000	VICI Properties, L.P. / VICI Note Company, Inc.(a)		5.6250	05/01/24	428,771
1,753,000	VICI Properties, L.P. / VICI Note Company, Inc.(a)		4.6250	06/15/25	1,727,678
					5,655,117
	RETAIL - CONSUMER STAPLES — 0.5%
665,000	Walgreens Boots Alliance, Inc.		3.8000	11/18/24	655,072

	RETAIL - DISCRETIONARY — 1.6%
750,000	AutoNation, Inc.		3.5000	11/15/24	735,953
1,563,000	Penske Automotive Group, Inc.		3.5000	09/01/25	1,521,898
					2,257,851
	SPECIALTY FINANCE — 3.3%
500,000	AerCap Ireland Capital DAC / AerCap Global		3.5000	01/15/25	489,872
800,000	Ally Financial, Inc.		3.8750	05/21/24	795,479
969,000	Aviation Capital Group, LLC(a)		5.5000	12/15/24	966,299
700,000	Capital One Financial Corporation(b)	SOFRRATE + 1.370%	4.1660	05/09/25	697,000
1,000,000	ILFC E-Capital Trust I(a),(b)	TSFR3M + 1.812%	7.1860	12/21/65	774,963
500,000	Penske Truck Leasing Company Lp / PTL Finance Corporation(a)		3.4500	07/01/24	495,313
500,000	SMBC Aviation Capital Finance DAC(a)		3.5500	04/15/24	497,650
					4,716,576
	TECHNOLOGY SERVICES — 0.5%
650,000	Leidos, Inc.		3.6250	05/15/25	636,742

	TELECOMMUNICATIONS — 2.5%
1,648,000	Sprint Corporation		7.1250	06/15/24	1,656,126
1,940,000	Telecom Italia SpA(a)		5.3030	05/30/24	1,930,658
					3,586,784
	TOBACCO & CANNABIS — 0.2%
250,000	Imperial Brands Finance plc(a)		3.1250	07/26/24	246,932

	TRANSPORTATION & LOGISTICS — 2.3%
1,109,553	American Airlines 2016-2 Class A Pass Through Series 2016-2 A		3.6500	06/15/28	1,006,562
937,500	Delta Air Lines Inc / SkyMiles IP Ltd.(a)		4.5000	10/20/25	926,680

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 52.0% (Continued)
	TRANSPORTATION & LOGISTICS — 2.3% (Continued)
1,350,000	Delta Air Lines, Inc.		2.9000	10/28/24	$ 1,320,753
					3,253,995
	TOTAL CORPORATE BONDS (Cost $73,910,696)				73,536,586

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 8.0%
	COMMERCIAL SUPPORT SERVICES — 1.9%
2,630,573	Aramark Services, Inc.(b)	TSFR1M + 2.615%	7.9470	04/01/28	2,631,230

	LEISURE FACILITIES & SERVICES — 1.6%
1,000,000	Caesars Entertainment, Inc.(b)	TSFR1M + 2.750%	8.0870	01/24/31	999,375
246,250	Light & Wonder International, Inc.(b)	TSFR1M + 2.850%	8.0830	04/16/29	246,840
1,000,000	Restaurant Brands(b)	TSFR1M + 2.250%	7.5830	09/12/30	996,250
					2,242 ,465
	RETAIL - DISCRETIONARY — 1.4%
1,972,411	Great Outdoors Group, LLC(b)	TSFR1M + 3.750%	9.1970	03/05/28	1,970,725

	SEMICONDUCTORS — 0.7%
992,487	MKS Instruments, Inc.(b)	TSFR1M + 2.500%	7.8480	08/17/29	988,666

	TRANSPORTATION & LOGISTICS — 2.4%
850,000	AAdvantage Loyalty IP Ltd.(b)	TSFR3M + 5.012%	10.3290	03/10/28	872,253
985,000	Air Canada(b)	TSFR3M + 3.500%	9.1390	07/27/28	987,231
1,550,001	United Airlines, Inc.(b)	TSFR3M + 3.750%	9.2010	04/14/28	1,554,969
					3,414,453
	TOTAL TERM LOANS (Cost $11,242,665)				11,247,539

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 6.2% (Continued)
	U.S. TREASURY BILLS — 6.2% (Continued)
8,800,000	United States Treasury Bill(g)	–	03/28/24	8,728,129

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $8,728,433)			8,728,129

	TOTAL INVESTMENTS – 95.4% (Cost $158,760,374)			$ 134,919,812
	OTHER ASSETS IN EXCESS OF LIABILITIES- 4.6%			6,483,355
	NET ASSETS - 100.0%			$ 141,403,167

CLO	- Collateralized Loan Obligation
LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
REMIC	- Real Estate Mortgage Investment Conduit
S.A.	- Société Anonyme

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate
SOFRINDX	United States SOFR Secured Overnight Financing Index
SOFRRATE	United States SOFR Secured Overnight Financing Rate
TSFR1M	Term SOFR Secured Overnight Financing Rate 1 Month
TSFR3M	Term SOFR Secured Overnight Financing Rate 3 Month
US0003M	ICE LIBOR USD 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2024 the total market value of 144A securities is $47,508,556 or 33.6% of net assets.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c)	Illiquid security. The total fair value of these securities as of January 31, 2024 was $1,940,475, representing 1.4% of net assets.
(d)	Interest only securities.
(e)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at January 31, 2024.
(f)	Percentage rounds to less than 0.1%.
(g)	Zero coupon bond.